Summary of Significant Accounting Policies: Reclassifications, Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Reclassifications, Policy	(p) Reclassifications Certain reclassifications have been made to the prior year’s financial statements to conform to the current year’s presentation.